Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

7.             SUBSEQUENT EVENTS

The Company has evaluated subsequent events for the period ended March 31, 2012 through the date the financial statements were issued, and concluded there were no other events or transactions occurring during this period that required recognition or disclosure in its financial statements.